Investment Strategy	Nov. 04, 2025
TCW Transform 500 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Summary Prospectus and Prospectus

1.	The following is added after the first paragraph of the “Fund Summary—Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Additional Information About Principal Investment Strategies and Related Risks – Principal Investment Strategies” section of the Fund’s Prospectus:

The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

[1]	The Summary Prospectus of the Fund is dated February 28, 2025. The Prospectus and SAI of the Fund are each dated February 28, 2025, as supplemented May 30, 2025 and June 13, 2025.